ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER
G.	ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER

Accounts payable, accrued expenses and other include the following:

At December 31,	2011	2010
Truck and Other:
Accounts payable	$1,098.9	$707.4
Product support reserves	310.4	231.3
Accrued capital expenditures	245.5	51.2
Accrued expenses	209.9	224.9
Salaries and wages	197.4	171.8
Other	315.3	289.9

	$2,377.4	$1,676.5